Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41889
Entity Registrant Name	Cadeler A/S
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Kalvebod Brygge 43
Entity Address, City or Town	Copenhagen V
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-1560
Entity Common Stock, Shares Outstanding	311,409,868
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001978867
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	EY Godkendt Revisionspartnerselskab
Auditor Location	Copenhagen, Denmark
Auditor Firm ID	1757
Ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Cadeler ordinary shares, with a nominal value of DKK 1.00 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Shares (''ADSs'')
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four (4) ordinary shares
Trading Symbol	CDLR
Security Exchange Name	NYSE
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Alexander W. Simmonds
City Area Code	+45
Local Phone Number	3246 3100
Contact Personnel Email Address	alexander.simmonds@cadeler.com
Entity Address, Address Line One	Kalvebod Brygge 43
Entity Address, City or Town	Copenhagen V
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-1560